INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Current
Corporate bonds	$ 49,749,398	$ 35,547,510
Borrowings	113,520,778	107,639,659
Non-current
Corporate bonds	21,202,548	50,007,680
Borrowings	31,517,348	60,670,946
Bank borrowings
Current
Borrowings	52,942,957	61,303,952
Non-current
Borrowings	10,314,800	10,663,266
Trust debt securities
Current
Borrowings	7,188,607	7,296,506
Net loans payables - Parents companies and related parties
Current
Borrowings	$ 3,639,816	$ 3,491,691